Summary of Significant Accounting Policies - Evernorth - Interim (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2025 USD ($) segment	Jun. 30, 2026 USD ($) segment	Sep. 30, 2025 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Net loss | $	$ 152,717,402	$ 188,134,733
Deferred offering costs | $	$ 3,802,903	$ 6,423,096	$ 1,761,419